Subsequent Events (Details) - Subsequent Event [Member]	Feb. 21, 2025 USD ($)	Mar. 03, 2025 USD ($) shares	Mar. 03, 2025 IDR (Rp) shares
Subsequent Event [Line Items]
Revolving loan monthly interest payments description	The Syndicated Loan requires monthly interest payments made in arrears. The interest payments are calculated using a daily rate that is based on the greater of (i) the secured overnight financing rate as administered by the Federal Reserve Bank of New York for such day plus 0.11448%, (ii) the Federal Funds Rate for such day, and (iii) 0.25% plus 2.5% per annum, which was 6.93% as of February 21, 2025.
Revolving loan contains financial covenant term	The Syndicated Loan contains financial covenants. Webull Financial shall at all times maintain (i) a tangible net worth of not less than $135,000,000, (ii) excess net capital of not less than $75,000,000, and (iii) a ratio of total assets to total regulatory capital of not more than 8.0 to 1.0.
Purchased shares | shares		18,300	18,300
Purchased shares value		$ 1,643,470	Rp 27,174,772,385
Revolving Credit Agreement [Member]
Subsequent Event [Line Items]
Aggregate principal amount | $	$ 150,000,000
Maturity date	Feb. 20, 2026
Line of credit facility interest rate	6.93%
Commitment fee percentage	0.50%
Webull Securities Limited’s [Member]
Subsequent Event [Line Items]
Interest ownership percentage		95.10%	95.10%